UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,051.10	$ 5.70
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Class T
Actual	$ 1,000.00	$ 1,049.90	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,018.74	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,046.90	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.39
Class C
Actual	$ 1,000.00	$ 1,046.60	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class
Actual	$ 1,000.00	$ 1,051.70	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.12%
Class T	1.22%
Class B	1.88%
Class C	1.97%
Institutional Class	.95%

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.7	14.7
Mexico	10.1	10.3
Turkey	7.2	4.5
Russia	7.2	15.0
Venezuela	6.7	12.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	17.5	14.5
United Mexican States	10.1	10.3
Turkish Republic	7.2	4.5
Venezuelan Republic	6.7	12.2
Philippine Republic	5.6	4.8
	47.1
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Corporate Bonds 11.1%	Corporate Bonds 9.4%
Government Obligations 72.8%	Government Obligations 74.4%
Stocks 0.3%	Stocks 0.3%
Other Investments 1.0%	Other Investments 0.0%
Short-Term Investments and Net Other Assets 14.8%	Short-Term Investments and Net Other Assets 15.9%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.1%
		Principal Amount (d)	Value (Note 1)
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		$ 770,000	$ 873,950
Brazil - 0.2%
Braskem SA 11.75% 1/22/14 (f)		290,000	349,450
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		480,000	518,400
Egypt - 0.4%
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	2,298,100	397,646
10.95% 2/4/10	EGP	2,208,100	385,384
TOTAL EGYPT			783,030
Germany - 0.5%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		780,000	799,500
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (f)		155,000	155,202
TOTAL GERMANY			954,702
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)		445,000	26,700
TOTAL INDONESIA			100,800
Korea (South) - 0.3%
Hanarotelecom, Inc. 7% 2/1/12 (f)		450,000	445,500
Luxembourg - 1.1%
Millicom International Cellular SA 10% 12/1/13		1,140,000	1,134,300
Mobile Telesystems Finance SA 8% 1/28/12 (f)		870,000	880,875
TOTAL LUXEMBOURG			2,015,175
Malaysia - 1.5%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		210,000	267,750
7.75% 8/15/15 (Reg. S)		425,000	525,938
Petronas Capital Ltd.:
7% 5/22/12		1,145,000	1,308,878
7.875% 5/22/22 (Reg. S)		520,000	663,325
TOTAL MALAYSIA			2,765,891
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Netherlands - 0.6%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		$ 1,025,000	$ 1,031,406
Russia - 2.8%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		700,000	750,750
OAO Gazprom:
9.625% 3/1/13		2,980,000	3,646,626
10.5% 10/21/09		635,000	760,413
TOTAL RUSSIA			5,157,789
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		445,000	511,750
United Kingdom - 0.1%
Standard Bank London Ltd. 8.125% 9/30/09		200,000	210,500
United States of America - 2.4%
Pemex Project Funding Master Trust:
8.625% 2/1/22		380,000	466,450
9.125% 10/13/10		3,355,000	3,946,319
TOTAL UNITED STATES OF AMERICA			4,412,769
TOTAL NONCONVERTIBLE BONDS (Cost $20,849,857)			20,131,112
Government Obligations - 72.8%

Argentina - 4.7%
Argentine Republic:
3.01% 8/3/12 (h)		4,960,000	4,422,485
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (i)		4,585,722	4,221,157
TOTAL ARGENTINA			8,643,642
Brazil - 17.5%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		6,544,038	6,699,449
debt conversion bond 4.3125% 4/15/12 (h)		2,030,026	1,951,363
8.875% 10/14/19		1,055,000	1,118,300
8.875% 4/15/24		1,895,000	1,970,800
10.25% 6/17/13		3,300,000	3,861,000
10.5% 7/14/14		3,960,000	4,698,540
11% 8/17/40		1,105,000	1,330,420
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
11.5% 3/12/08		$ 2,250,000	$ 2,587,500
12% 4/15/10		3,645,000	4,428,675
12.75% 1/15/20		1,155,000	1,576,575
14.5% 10/15/09		1,290,000	1,677,000
TOTAL BRAZIL			31,899,622
Colombia - 3.3%
Colombian Republic:
8.125% 5/21/24		285,000	283,575
9.75% 4/23/09		510,000	585,990
10% 1/23/12		730,000	850,450
10.375% 1/28/33		415,000	493,850
10.5% 7/9/10		1,465,000	1,743,350
10.75% 1/15/13		435,000	528,960
10.75% 1/15/13		135,000	164,160
11.75% 2/25/20		999,000	1,313,685
TOTAL COLOMBIA			5,964,020
Dominican Republic - 0.3%
Dominican Republic 9.04% 1/23/18 (f)		545,000	568,844
El Salvador - 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		465,000	539,400
Guatemala - 0.3%
Guatemalan Republic (Reg. S) 10.25% 11/8/11		405,000	489,544
Indonesia - 0.2%
Indonesian Republic 7.25% 4/20/15 (f)		310,000	313,875
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(h)		1,097,250	202,991
FLIRB 2.5% 3/29/18 (Reg. S) (c)(h)		1,525,000	282,125
TOTAL IVORY COAST			485,116
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)		400,000	510,000
Lebanon - 2.6%
Lebanese Republic:
6.77% 11/30/09 (f)(h)		1,420,000	1,395,150
6.77% 11/30/09 (h)		185,000	181,763
10.125% 8/6/08		470,000	505,250
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Lebanon - continued
Lebanese Republic: - continued
10.25% 10/6/09 (Reg. S)		$ 820,000	$ 893,800
11.625% 5/11/16 (Reg. S)		1,515,000	1,757,400
TOTAL LEBANON			4,733,363
Mexico - 10.1%
United Mexican States:
5.875% 1/15/14		1,680,000	1,753,080
6.375% 1/16/13		975,000	1,046,663
6.625% 3/3/15		2,580,000	2,840,580
6.75% 9/27/34		3,780,000	3,997,350
7.5% 1/14/12		1,070,000	1,208,030
7.5% 4/8/33		1,650,000	1,901,625
8% 9/24/22		885,000	1,084,125
8.125% 12/30/19		1,660,000	2,039,310
11.375% 9/15/16		829,000	1,233,138
11.5% 5/15/26		845,000	1,356,225
TOTAL MEXICO			18,460,126
Nigeria - 0.1%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		134,379	133,638
warrants 11/15/20 (a)(j)		750	22,500
TOTAL NIGERIA			156,138
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		425,000	431,375
Panama - 1.9%
Panamanian Republic:
7.25% 3/15/15		570,000	618,450
8.875% 9/30/27		290,000	346,550
9.375% 7/23/12		365,000	441,650
9.375% 1/16/23		415,000	513,563
9.375% 4/1/29		190,000	234,650
9.625% 2/8/11		1,090,000	1,291,650
TOTAL PANAMA			3,446,513
Peru - 3.5%
Peruvian Republic:
8.375% 5/3/16		570,000	641,250
8.75% 11/21/33		395,000	446,350
9.125% 2/21/12		1,915,000	2,259,700
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Peru - continued
Peruvian Republic: - continued
9.875% 2/6/15		$ 1,105,000	$ 1,364,675
euro Brady past due interest 5% 3/7/17 (h)		1,687,250	1,619,760
TOTAL PERU			6,331,735
Philippines - 5.6%
Philippine Republic:
8.25% 1/15/14		725,000	728,625
8.375% 3/12/09		575,000	609,500
8.375% 2/15/11		2,615,000	2,713,063
8.875% 3/17/15		1,325,000	1,381,313
9% 2/15/13		1,290,000	1,360,950
9.5% 2/2/30		835,000	851,700
9.875% 3/16/10		785,000	872,331
9.875% 1/15/19		710,000	767,688
10.625% 3/16/25		775,000	868,000
TOTAL PHILIPPINES			10,153,170
Russia - 4.3%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		1,405,000	1,573,600
11% 7/24/18 (Reg. S)		2,292,000	3,423,675
12.75% 6/24/28 (Reg. S)		1,539,000	2,785,590
TOTAL RUSSIA			7,782,865
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		635,000	546,926
South Africa - 1.7%
South African Republic:
7.375% 4/25/12		2,000,000	2,300,000
8.5% 6/23/17		315,000	407,138
9.125% 5/19/09		310,000	359,988
TOTAL SOUTH AFRICA			3,067,126
Turkey - 7.2%
Turkish Republic:
7% 6/5/20		600,000	586,500
7.25% 3/15/15		845,000	872,463
7.375% 2/5/25		880,000	871,754
9% 6/30/11		535,000	607,225
9.5% 1/15/14		1,130,000	1,334,813
11% 1/14/13		1,505,000	1,907,588
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Turkey - continued
Turkish Republic: - continued
11.5% 1/23/12		$ 2,190,000	$ 2,797,725
11.75% 6/15/10		2,055,000	2,553,338
11.875% 1/15/30		435,000	629,663
12.375% 6/15/09		885,000	1,088,550
TOTAL TURKEY			13,249,619
Ukraine - 1.3%
Ukraine Government:
6.875% 3/4/11 (Reg. S)		440,000	463,100
6.365% 8/5/09 (h)		815,000	880,200
7.65% 6/11/13 (Reg. S)		930,000	1,025,325
TOTAL UKRAINE			2,368,625
Uruguay - 0.2%
Uruguay Republic 7.25% 2/15/11		370,000	372,313
Venezuela - 6.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		13,005	308,869
4.15% 4/20/11 (h)		3,885,000	3,554,775
5.375% 8/7/10		1,970,000	1,832,100
7% 12/1/18 (Reg. S)		630,000	559,125
9.25% 9/15/27		2,175,000	2,287,013
10.75% 9/19/13		1,725,000	2,018,250
13.625% 8/15/18		75,000	100,950
13.625% 8/15/18		1,180,000	1,588,280
TOTAL VENEZUELA			12,249,362
TOTAL GOVERNMENT OBLIGATIONS (Cost $125,400,658)			132,763,319
Common Stocks - 0.3%
		Shares
Bermuda - 0.3%
APP China Group Ltd. (Cost $519,556)		11,376	580,176
Sovereign Loan Participations - 0.9%
		Principal Amount (d)	Value (Note 1)
Morocco - 0.9%
Moroccan Kingdom loan participation - JP Morgan 3.8025% 1/2/09 (g)(h) (Cost $1,624,592)		$ 1,640,000	$ 1,619,500
Money Market Funds - 12.4%
		Shares
Fidelity Cash Central Fund, 3.21% (b) (Cost $22,582,825)		22,582,825	22,582,825
Purchased Options - 0.1%
		Expiration Date/Strike Price	Underlying Face Amount
Russia - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $11,065,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $76,349)	July 2005/ 110.19	$ 12,392,800	215,768
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $171,053,837)			177,892,700
NET OTHER ASSETS - 2.4%			4,457,150
NET ASSETS - 100%			$ 182,349,850
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,953,178 or 4.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(j) Quantity represents share amount.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	1.5%
BBB	19.1%
BB	13.8%
B	48.1%
CCC, CC, C	0.0%
Not Rated	2.1%
Equities	0.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	14.8%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $171,053,837) - See accompanying schedule		$ 177,892,700
Cash		130,838
Receivable for investments sold		565,529
Receivable for fund shares sold		1,295,920
Interest receivable		3,396,002
Prepaid expenses		338
Receivable from investment adviser for expense reductions		38,701
Other affiliated receivables		69
Other receivables		131,344
Total assets		183,451,441

Liabilities
Payable for investments purchased Regular delivery	$ 362,230
Delayed delivery	69,388
Payable for fund shares redeemed	315,097
Distributions payable	113,773
Accrued management fee	100,083
Distribution fees payable	55,964
Other affiliated payables	48,550
Other payables and accrued expenses	36,506
Total liabilities		1,101,591

Net Assets		$ 182,349,850
Net Assets consist of:
Paid in capital		$ 169,814,820
Undistributed net investment income		2,039,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,636,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,859,327
Net Assets		$ 182,349,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,781,016 ÷ 2,950,008 shares)	$ 12.13

Maximum offering price per share (100/95.25 of $12.13)	$ 12.73
Class T: Net Asset Value and redemption price per share ($86,356,643 ÷ 7,136,503 shares)	$ 12.10

Maximum offering price per share (100/96.50 of $12.10)	$ 12.54
Class B: Net Asset Value and offering price per share ($27,389,459 ÷ 2,243,169 shares)A	$ 12.21

Class C: Net Asset Value and offering price per share ($16,514,591 ÷ 1,356,143 shares)A	$ 12.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,308,141 ÷ 1,358,628 shares)	$ 12.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 61,805
Interest		6,320,067
Total income		6,381,872

Expenses
Management fee	$ 590,581
Transfer agent fees	246,067
Distribution fees	331,494
Accounting fees and expenses	48,185
Independent trustees' compensation	396
Custodian fees and expenses	38,895
Registration fees	57,150
Audit	32,902
Legal	24,145
Miscellaneous	493
Total expenses before reductions	1,370,308
Expense reductions	(199,410)	1,170,898
Net investment income		5,210,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,489,708
Foreign currency transactions	(89,108)
Total net realized gain (loss)		4,400,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,176,526)
Assets and liabilities in foreign currencies	17,088
Total change in net unrealized appreciation (depreciation)		(1,159,438)
Net gain (loss)		3,241,162
Net increase (decrease) in net assets resulting from operations		$ 8,452,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,210,974	$ 9,178,608
Net realized gain (loss)	4,400,600	9,171,398
Change in net unrealized appreciation (depreciation)	(1,159,438)	(568,612)
Net increase (decrease) in net assets resulting from operations	8,452,136	17,781,394
Distributions to shareholders from net investment income	(4,808,285)	(9,584,714)
Distributions to shareholders from net realized gain	(4,231,187)	(3,077,366)
Total distributions	(9,039,472)	(12,662,080)
Share transactions - net increase (decrease)	9,519,103	5,067,659
Redemption fees	13,033	22,324
Total increase (decrease) in net assets	8,944,800	10,209,297

Net Assets
Beginning of period	173,405,050	163,195,753
End of period (including undistributed net investment income of $2,039,399 and undistributed net investment income of $1,636,710, respectively)	$ 182,349,850	$ 173,405,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Income from Investment Operations
Net investment income E	.365	.683	.802	.714 H	1.030 G, H	.899
Net realized and unrealized gain (loss)	.233	.707	2.064	.348 H	(.431) G, H	.391
Total from investment operations	.598	1.390	2.866	1.062	.599	1.290
Distributions from net investment income	(.339)	(.712)	(.836)	(.762)	(1.039)	(.947)
Distributions in excess of net investment income	-	-	-	-	-	(.213)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.629)	(.932)	(.836)	(.762)	(1.039)	(1.160)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.13	$ 12.16	$ 11.70	$ 9.67	$ 9.37	$ 9.81
Total Return B, C, D	5.11%	12.44%	30.43%	11.80%	6.35%	13.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.34%	1.32%	1.36%	1.45%	1.41%
Expenses net of voluntary waivers, if any	1.12% A	1.34%	1.32%	1.36%	1.40%	1.40%
Expenses net of all reductions	1.12% A	1.34%	1.32%	1.35%	1.40%	1.39%
Net investment income	6.23% A	5.86%	7.31%	7.56% H	10.66% G, H	8.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,781	$ 28,854	$ 26,787	$ 13,920	$ 7,601	$ 6,010
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Income from Investment Operations
Net investment income E	.360	.670	.787	.706 H	1.024 G, H	.899
Net realized and unrealized gain (loss)	.222	.708	2.057	.346 H	(.435) G, H	.385
Total from investment operations	.582	1.378	2.844	1.052	.589	1.284
Distributions from net investment income	(.333)	(.700)	(.824)	(.752)	(1.029)	(.942)
Distributions in excess of net investment income	-	-	-	-	-	(.212)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.623)	(.920)	(.824)	(.752)	(1.029)	(1.154)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.10	$ 12.14	$ 11.68	$ 9.66	$ 9.36	$ 9.80
Total Return B, C, D	4.99%	12.35%	30.22%	11.70%	6.25%	13.64%
Ratios to Average Net Assets F
Expenses before expense reductions	1.44% A	1.44%	1.43%	1.47%	1.53%	1.46%
Expenses net of voluntary waivers, if any	1.22% A	1.44%	1.43%	1.47%	1.50%	1.46%
Expenses net of all reductions	1.22% A	1.44%	1.43%	1.46%	1.50%	1.45%
Net investment income	6.13% A	5.76%	7.20%	7.46% H	10.56% G,H	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,357	$ 89,784	$ 82,811	$ 57,154	$ 46,740	$ 49,125
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Income from Investment Operations
Net investment income E	.324	.595	.719	.646 H	.968 G, H	.835
Net realized and unrealized gain (loss)	.229	.712	2.071	.352 H	(.433) G, H	.383
Total from investment operations	.553	1.307	2.790	.998	.535	1.218
Distributions from net investment income	(.294)	(.619)	(.750)	(.688)	(.965)	(.888)
Distributions in excess of net investment income	-	-	-	-	-	(.200)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.584)	(.839)	(.750)	(.688)	(.965)	(1.088)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.21	$ 12.24	$ 11.77	$ 9.73	$ 9.42	$ 9.85
Total Return B, C, D	4.69%	11.56%	29.34%	10.99%	5.62%	12.83%
Ratios to Average Net Assets F
Expenses before expense reductions	2.16% A	2.13%	2.09%	2.13%	2.22%	2.14%
Expenses net of voluntary waivers, if any	1.88% A	2.13%	2.09%	2.13%	2.15%	2.14%
Expenses net of all reductions	1.88% A	2.13%	2.09%	2.12%	2.15%	2.12%
Net investment income	5.47% A	5.07%	6.53%	6.79% H	9.91% G, H	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,389	$ 27,238	$ 30,088	$ 20,903	$ 15,736	$ 18,637
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Income from Investment Operations
Net investment income E	.317	.585	.709	.633 H	.954 G, H	.821
Net realized and unrealized gain (loss)	.231	.715	2.060	.355 H	(.438) G, H	.395
Total from investment operations	.548	1.300	2.769	.988	.516	1.216
Distributions from net investment income	(.289)	(.612)	(.739)	(.678)	(.956)	(.878)
Distributions in excess of net investment income	-	-	-	-	-	(.198)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.579)	(.832)	(.739)	(.678)	(.956)	(1.076)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.18	$ 12.21	$ 11.74	$ 9.71	$ 9.40	$ 9.84
Total Return B, C, D	4.66%	11.53%	29.18%	10.90%	5.43%	12.84%
Ratios to Average Net Assets F
Expenses before expense reductions	2.22% A	2.19%	2.19%	2.24%	2.32%	2.25%
Expenses net of voluntary waivers, if any	1.97% A	2.19%	2.19%	2.24%	2.25%	2.25%
Expenses net of all reductions	1.97% A	2.19%	2.19%	2.23%	2.25%	2.24%
Net investment income	5.38% A	5.01%	6.43%	6.69% H	9.81% G, H	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,515	$ 14,606	$ 12,516	$ 6,641	$ 3,411	$ 3,157
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Income from Investment Operations
Net investment income D	.371	.712	.820	.736 G	1.048 F, G	.928
Net realized and unrealized gain (loss)	.228	.694	2.045	.352 G	(.437) F, G	.392
Total from investment operations	.599	1.406	2.865	1.088	.611	1.320
Distributions from net investment income	(.350)	(.748)	(.865)	(.788)	(1.061)	(.972)
Distributions in excess of net investment income	-	-	-	-	-	(.218)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.640)	(.968)	(.865)	(.788)	(1.061)	(1.190)
Redemption fees added to paid in capital D	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.00	$ 12.04	$ 11.60	$ 9.60	$ 9.30	$ 9.75
Total Return B, C	5.17%	12.72%	30.69%	12.21%	6.53%	14.11%
Ratios to Average Net Assets E
Expenses before expense reductions	1.06% A	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of voluntary waivers, if any	.95% A	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of all reductions	.95% A	1.03%	1.06%	1.08%	1.17%	1.11%
Net investment income	6.40% A	6.17%	7.56%	7.83% G	10.89% F, G	9.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,308	$ 12,924	$ 10,993	$ 8,386	$ 7,028	$ 6,754
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,312,138
Unrealized depreciation	(1,433,991)
Net unrealized appreciation (depreciation)	$ 6,878,147
Cost for federal income tax purposes	$ 171,014,553

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $209,767,026 and $203,123,789, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 23,537	$ 168
Class T	0%	.25%	107,990	223
Class B	.65%	.25%	121,523	88,148
Class C	.75%	.25%	78,444	19,934
			$ 331,494	$ 108,473

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,501
Class T	8,303
Class B *	29,473
Class C *	1,194
$ 62,471

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 46,909	.30 *
Class T	119,311	.28 *
Class B	46,095	.34 *
Class C	23,220	.30 *
Institutional Class	10,532	.14 *
	$ 246,067

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $95,923 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.40% - 1.10%*	$ 37,570
Class T	1.50% - 1.20%*	94,529
Class B	2.15% - 1.85%*	38,174
Class C	2.25% - 1.95%*	19,316
Institutional Class	1.25% - .95%*	7,959
		$ 197,548

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $750 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,112.

Semiannual Report

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 894,783	$ 1,636,004
Class T	2,430,311	5,018,131
Class B	665,174	1,468,758
Class C	380,331	713,748
Institutional Class	437,686	748,073
Total	$ 4,808,285	$ 9,584,714
From net realized gain
Class A	$ 715,232	$ 515,470
Class T	2,152,431	1,592,837
Class B	646,407	480,548
Class C	362,082	258,210
Institutional Class	355,035	230,301
Total	$ 4,231,187	$ 3,077,366

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	715,755	1,510,764	$ 8,523,543	$ 17,725,953
Reinvestment of distributions	115,939	154,955	1,383,498	1,830,565
Shares redeemed	(254,141)	(1,582,478)	(2,995,875)	(18,254,610)
Net increase (decrease)	577,553	83,241	$ 6,911,166	$ 1,301,908
Class T
Shares sold	1,047,668	2,875,509	$ 12,384,556	$ 33,458,189
Reinvestment of distributions	355,216	514,849	4,229,443	6,065,232
Shares redeemed	(1,664,617)	(3,081,142)	(19,558,374)	(35,341,114)
Net increase (decrease)	(261,733)	309,216	$ (2,944,375)	$ 4,182,307
Class B
Shares sold	281,567	502,500	$ 3,371,390	$ 5,929,589
Reinvestment of distributions	88,985	130,399	1,069,198	1,548,779
Shares redeemed	(352,770)	(962,985)	(4,206,191)	(11,071,134)
Net increase (decrease)	17,782	(330,086)	$ 234,397	$ (3,592,766)
Class C
Shares sold	290,489	546,717	$ 3,472,180	$ 6,424,102
Reinvestment of distributions	48,777	61,717	584,563	732,776
Shares redeemed	(179,508)	(477,712)	(2,134,661)	(5,473,363)
Net increase (decrease)	159,758	130,722	$ 1,922,082	$ 1,683,515
Institutional Class
Shares sold	336,277	244,377	$ 3,983,916	$ 2,843,978
Reinvestment of distributions	44,884	62,861	530,161	734,483
Shares redeemed	(95,684)	(181,844)	(1,118,244)	(2,085,766)
Net increase (decrease)	285,477	125,394	$ 3,395,833	$ 1,492,695

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Emerging Markets Income Fund Performance Summary vs. Lipper Objective (%):

16
14
12
10
8
6
4
2
0
Cumulative Total Return (%)
12.7
11.7
11.5
13.5
10.3
1 Year
70
68
66
64
62
60
58
56
54
52
Cumulative Total Return (%)
65.3
59.8
58.8
67.8
58.5
3 Year
140
120
100
80
60
40
20
0
Cumulative Total Return (%)
100.9
90.1
84.2
132.7
90.1
5 Year
75th Percentile
Class I Return
Benchmark Return
Class C Return
25th Percentile

% Beaten		
Class I: 63%	62%	51%
Class C: 33%	28%	27%

Lipper Objective: Emerging Markets Debt
SEC Benchmark: JPM EMBI Global

The Board noted that the relative investment performance of Institutional Class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 50% would mean that 50% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Advisor Emerging Markets Income - Class A, B, C, I & T

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Emerging Mkts Income
70 73 68
68 69 68
68 70 68
68 68 68
68 64 68
Feb-01
Dec-01
Dec-02
Dec-03
Dec-04

	Feb-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	44%	48%	49%	49%	50%
Funds/Classes	105	92	82	80	79
ASPG Quadrant	2nd	2nd	2nd	3rd	3rd

The Board noted that the fund's management fee ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2004. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group, which includes international and global bond funds in addition to emerging market debt funds. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the "small-fund fee reductions"). The Board considered that, if the small-fund fee reductions had been in effect in 2004, the total expenses of each of Class A, Class B and Class T would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in each case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-USAN-0805
1.787773.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,051.10	$ 5.70
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Class T
Actual	$ 1,000.00	$ 1,049.90	$ 6.20
HypotheticalA	$ 1,000.00	$ 1,018.74	$ 6.11
Class B
Actual	$ 1,000.00	$ 1,046.90	$ 9.54
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.39
Class C
Actual	$ 1,000.00	$ 1,046.60	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,015.03	$ 9.84
Institutional Class
Actual	$ 1,000.00	$ 1,051.70	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.12%
Class T	1.22%
Class B	1.88%
Class C	1.97%
Institutional Class	.95%

Semiannual Report

Investment Changes

Top Five Countries as of June 30, 2005
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	17.7	14.7
Mexico	10.1	10.3
Turkey	7.2	4.5
Russia	7.2	15.0
Venezuela	6.7	12.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	17.5	14.5
United Mexican States	10.1	10.3
Turkish Republic	7.2	4.5
Venezuelan Republic	6.7	12.2
Philippine Republic	5.6	4.8
	47.1
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Corporate Bonds 11.1%	Corporate Bonds 9.4%
Government Obligations 72.8%	Government Obligations 74.4%
Stocks 0.3%	Stocks 0.3%
Other Investments 1.0%	Other Investments 0.0%
Short-Term Investments and Net Other Assets 14.8%	Short-Term Investments and Net Other Assets 15.9%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.1%
		Principal Amount (d)	Value (Note 1)
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		$ 770,000	$ 873,950
Brazil - 0.2%
Braskem SA 11.75% 1/22/14 (f)		290,000	349,450
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		480,000	518,400
Egypt - 0.4%
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	2,298,100	397,646
10.95% 2/4/10	EGP	2,208,100	385,384
TOTAL EGYPT			783,030
Germany - 0.5%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		780,000	799,500
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (f)		155,000	155,202
TOTAL GERMANY			954,702
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)		445,000	26,700
TOTAL INDONESIA			100,800
Korea (South) - 0.3%
Hanarotelecom, Inc. 7% 2/1/12 (f)		450,000	445,500
Luxembourg - 1.1%
Millicom International Cellular SA 10% 12/1/13		1,140,000	1,134,300
Mobile Telesystems Finance SA 8% 1/28/12 (f)		870,000	880,875
TOTAL LUXEMBOURG			2,015,175
Malaysia - 1.5%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		210,000	267,750
7.75% 8/15/15 (Reg. S)		425,000	525,938
Petronas Capital Ltd.:
7% 5/22/12		1,145,000	1,308,878
7.875% 5/22/22 (Reg. S)		520,000	663,325
TOTAL MALAYSIA			2,765,891
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Netherlands - 0.6%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		$ 1,025,000	$ 1,031,406
Russia - 2.8%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		700,000	750,750
OAO Gazprom:
9.625% 3/1/13		2,980,000	3,646,626
10.5% 10/21/09		635,000	760,413
TOTAL RUSSIA			5,157,789
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		445,000	511,750
United Kingdom - 0.1%
Standard Bank London Ltd. 8.125% 9/30/09		200,000	210,500
United States of America - 2.4%
Pemex Project Funding Master Trust:
8.625% 2/1/22		380,000	466,450
9.125% 10/13/10		3,355,000	3,946,319
TOTAL UNITED STATES OF AMERICA			4,412,769
TOTAL NONCONVERTIBLE BONDS (Cost $20,849,857)			20,131,112
Government Obligations - 72.8%

Argentina - 4.7%
Argentine Republic:
3.01% 8/3/12 (h)		4,960,000	4,422,485
discount 8.28% (with partial capitalization through 12/31/2013) 12/31/33 unit (i)		4,585,722	4,221,157
TOTAL ARGENTINA			8,643,642
Brazil - 17.5%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		6,544,038	6,699,449
debt conversion bond 4.3125% 4/15/12 (h)		2,030,026	1,951,363
8.875% 10/14/19		1,055,000	1,118,300
8.875% 4/15/24		1,895,000	1,970,800
10.25% 6/17/13		3,300,000	3,861,000
10.5% 7/14/14		3,960,000	4,698,540
11% 8/17/40		1,105,000	1,330,420
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Brazil - continued
Brazilian Federative Republic: - continued
11.5% 3/12/08		$ 2,250,000	$ 2,587,500
12% 4/15/10		3,645,000	4,428,675
12.75% 1/15/20		1,155,000	1,576,575
14.5% 10/15/09		1,290,000	1,677,000
TOTAL BRAZIL			31,899,622
Colombia - 3.3%
Colombian Republic:
8.125% 5/21/24		285,000	283,575
9.75% 4/23/09		510,000	585,990
10% 1/23/12		730,000	850,450
10.375% 1/28/33		415,000	493,850
10.5% 7/9/10		1,465,000	1,743,350
10.75% 1/15/13		435,000	528,960
10.75% 1/15/13		135,000	164,160
11.75% 2/25/20		999,000	1,313,685
TOTAL COLOMBIA			5,964,020
Dominican Republic - 0.3%
Dominican Republic 9.04% 1/23/18 (f)		545,000	568,844
El Salvador - 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		465,000	539,400
Guatemala - 0.3%
Guatemalan Republic (Reg. S) 10.25% 11/8/11		405,000	489,544
Indonesia - 0.2%
Indonesian Republic 7.25% 4/20/15 (f)		310,000	313,875
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(h)		1,097,250	202,991
FLIRB 2.5% 3/29/18 (Reg. S) (c)(h)		1,525,000	282,125
TOTAL IVORY COAST			485,116
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)		400,000	510,000
Lebanon - 2.6%
Lebanese Republic:
6.77% 11/30/09 (f)(h)		1,420,000	1,395,150
6.77% 11/30/09 (h)		185,000	181,763
10.125% 8/6/08		470,000	505,250
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Lebanon - continued
Lebanese Republic: - continued
10.25% 10/6/09 (Reg. S)		$ 820,000	$ 893,800
11.625% 5/11/16 (Reg. S)		1,515,000	1,757,400
TOTAL LEBANON			4,733,363
Mexico - 10.1%
United Mexican States:
5.875% 1/15/14		1,680,000	1,753,080
6.375% 1/16/13		975,000	1,046,663
6.625% 3/3/15		2,580,000	2,840,580
6.75% 9/27/34		3,780,000	3,997,350
7.5% 1/14/12		1,070,000	1,208,030
7.5% 4/8/33		1,650,000	1,901,625
8% 9/24/22		885,000	1,084,125
8.125% 12/30/19		1,660,000	2,039,310
11.375% 9/15/16		829,000	1,233,138
11.5% 5/15/26		845,000	1,356,225
TOTAL MEXICO			18,460,126
Nigeria - 0.1%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		134,379	133,638
warrants 11/15/20 (a)(j)		750	22,500
TOTAL NIGERIA			156,138
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		425,000	431,375
Panama - 1.9%
Panamanian Republic:
7.25% 3/15/15		570,000	618,450
8.875% 9/30/27		290,000	346,550
9.375% 7/23/12		365,000	441,650
9.375% 1/16/23		415,000	513,563
9.375% 4/1/29		190,000	234,650
9.625% 2/8/11		1,090,000	1,291,650
TOTAL PANAMA			3,446,513
Peru - 3.5%
Peruvian Republic:
8.375% 5/3/16		570,000	641,250
8.75% 11/21/33		395,000	446,350
9.125% 2/21/12		1,915,000	2,259,700
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Peru - continued
Peruvian Republic: - continued
9.875% 2/6/15		$ 1,105,000	$ 1,364,675
euro Brady past due interest 5% 3/7/17 (h)		1,687,250	1,619,760
TOTAL PERU			6,331,735
Philippines - 5.6%
Philippine Republic:
8.25% 1/15/14		725,000	728,625
8.375% 3/12/09		575,000	609,500
8.375% 2/15/11		2,615,000	2,713,063
8.875% 3/17/15		1,325,000	1,381,313
9% 2/15/13		1,290,000	1,360,950
9.5% 2/2/30		835,000	851,700
9.875% 3/16/10		785,000	872,331
9.875% 1/15/19		710,000	767,688
10.625% 3/16/25		775,000	868,000
TOTAL PHILIPPINES			10,153,170
Russia - 4.3%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		1,405,000	1,573,600
11% 7/24/18 (Reg. S)		2,292,000	3,423,675
12.75% 6/24/28 (Reg. S)		1,539,000	2,785,590
TOTAL RUSSIA			7,782,865
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		635,000	546,926
South Africa - 1.7%
South African Republic:
7.375% 4/25/12		2,000,000	2,300,000
8.5% 6/23/17		315,000	407,138
9.125% 5/19/09		310,000	359,988
TOTAL SOUTH AFRICA			3,067,126
Turkey - 7.2%
Turkish Republic:
7% 6/5/20		600,000	586,500
7.25% 3/15/15		845,000	872,463
7.375% 2/5/25		880,000	871,754
9% 6/30/11		535,000	607,225
9.5% 1/15/14		1,130,000	1,334,813
11% 1/14/13		1,505,000	1,907,588
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Turkey - continued
Turkish Republic: - continued
11.5% 1/23/12		$ 2,190,000	$ 2,797,725
11.75% 6/15/10		2,055,000	2,553,338
11.875% 1/15/30		435,000	629,663
12.375% 6/15/09		885,000	1,088,550
TOTAL TURKEY			13,249,619
Ukraine - 1.3%
Ukraine Government:
6.875% 3/4/11 (Reg. S)		440,000	463,100
6.365% 8/5/09 (h)		815,000	880,200
7.65% 6/11/13 (Reg. S)		930,000	1,025,325
TOTAL UKRAINE			2,368,625
Uruguay - 0.2%
Uruguay Republic 7.25% 2/15/11		370,000	372,313
Venezuela - 6.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		13,005	308,869
4.15% 4/20/11 (h)		3,885,000	3,554,775
5.375% 8/7/10		1,970,000	1,832,100
7% 12/1/18 (Reg. S)		630,000	559,125
9.25% 9/15/27		2,175,000	2,287,013
10.75% 9/19/13		1,725,000	2,018,250
13.625% 8/15/18		75,000	100,950
13.625% 8/15/18		1,180,000	1,588,280
TOTAL VENEZUELA			12,249,362
TOTAL GOVERNMENT OBLIGATIONS (Cost $125,400,658)			132,763,319
Common Stocks - 0.3%
		Shares
Bermuda - 0.3%
APP China Group Ltd. (Cost $519,556)		11,376	580,176
Sovereign Loan Participations - 0.9%
		Principal Amount (d)	Value (Note 1)
Morocco - 0.9%
Moroccan Kingdom loan participation - JP Morgan 3.8025% 1/2/09 (g)(h) (Cost $1,624,592)		$ 1,640,000	$ 1,619,500
Money Market Funds - 12.4%
		Shares
Fidelity Cash Central Fund, 3.21% (b) (Cost $22,582,825)		22,582,825	22,582,825
Purchased Options - 0.1%
		Expiration Date/Strike Price	Underlying Face Amount
Russia - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $11,065,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $76,349)	July 2005/ 110.19	$ 12,392,800	215,768
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $171,053,837)			177,892,700
NET OTHER ASSETS - 2.4%			4,457,150
NET ASSETS - 100%			$ 182,349,850
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,953,178 or 4.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(j) Quantity represents share amount.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	1.5%
BBB	19.1%
BB	13.8%
B	48.1%
CCC, CC, C	0.0%
Not Rated	2.1%
Equities	0.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets	14.8%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $171,053,837) - See accompanying schedule		$ 177,892,700
Cash		130,838
Receivable for investments sold		565,529
Receivable for fund shares sold		1,295,920
Interest receivable		3,396,002
Prepaid expenses		338
Receivable from investment adviser for expense reductions		38,701
Other affiliated receivables		69
Other receivables		131,344
Total assets		183,451,441

Liabilities
Payable for investments purchased Regular delivery	$ 362,230
Delayed delivery	69,388
Payable for fund shares redeemed	315,097
Distributions payable	113,773
Accrued management fee	100,083
Distribution fees payable	55,964
Other affiliated payables	48,550
Other payables and accrued expenses	36,506
Total liabilities		1,101,591

Net Assets		$ 182,349,850
Net Assets consist of:
Paid in capital		$ 169,814,820
Undistributed net investment income		2,039,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,636,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,859,327
Net Assets		$ 182,349,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,781,016 ÷ 2,950,008 shares)	$ 12.13

Maximum offering price per share (100/95.25 of $12.13)	$ 12.73
Class T: Net Asset Value and redemption price per share ($86,356,643 ÷ 7,136,503 shares)	$ 12.10

Maximum offering price per share (100/96.50 of $12.10)	$ 12.54
Class B: Net Asset Value and offering price per share ($27,389,459 ÷ 2,243,169 shares)A	$ 12.21

Class C: Net Asset Value and offering price per share ($16,514,591 ÷ 1,356,143 shares)A	$ 12.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,308,141 ÷ 1,358,628 shares)	$ 12.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 61,805
Interest		6,320,067
Total income		6,381,872

Expenses
Management fee	$ 590,581
Transfer agent fees	246,067
Distribution fees	331,494
Accounting fees and expenses	48,185
Independent trustees' compensation	396
Custodian fees and expenses	38,895
Registration fees	57,150
Audit	32,902
Legal	24,145
Miscellaneous	493
Total expenses before reductions	1,370,308
Expense reductions	(199,410)	1,170,898
Net investment income		5,210,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,489,708
Foreign currency transactions	(89,108)
Total net realized gain (loss)		4,400,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,176,526)
Assets and liabilities in foreign currencies	17,088
Total change in net unrealized appreciation (depreciation)		(1,159,438)
Net gain (loss)		3,241,162
Net increase (decrease) in net assets resulting from operations		$ 8,452,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,210,974	$ 9,178,608
Net realized gain (loss)	4,400,600	9,171,398
Change in net unrealized appreciation (depreciation)	(1,159,438)	(568,612)
Net increase (decrease) in net assets resulting from operations	8,452,136	17,781,394
Distributions to shareholders from net investment income	(4,808,285)	(9,584,714)
Distributions to shareholders from net realized gain	(4,231,187)	(3,077,366)
Total distributions	(9,039,472)	(12,662,080)
Share transactions - net increase (decrease)	9,519,103	5,067,659
Redemption fees	13,033	22,324
Total increase (decrease) in net assets	8,944,800	10,209,297

Net Assets
Beginning of period	173,405,050	163,195,753
End of period (including undistributed net investment income of $2,039,399 and undistributed net investment income of $1,636,710, respectively)	$ 182,349,850	$ 173,405,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Income from Investment Operations
Net investment income E	.365	.683	.802	.714 H	1.030 G, H	.899
Net realized and unrealized gain (loss)	.233	.707	2.064	.348 H	(.431) G, H	.391
Total from investment operations	.598	1.390	2.866	1.062	.599	1.290
Distributions from net investment income	(.339)	(.712)	(.836)	(.762)	(1.039)	(.947)
Distributions in excess of net investment income	-	-	-	-	-	(.213)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.629)	(.932)	(.836)	(.762)	(1.039)	(1.160)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.13	$ 12.16	$ 11.70	$ 9.67	$ 9.37	$ 9.81
Total Return B, C, D	5.11%	12.44%	30.43%	11.80%	6.35%	13.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.34%	1.32%	1.36%	1.45%	1.41%
Expenses net of voluntary waivers, if any	1.12% A	1.34%	1.32%	1.36%	1.40%	1.40%
Expenses net of all reductions	1.12% A	1.34%	1.32%	1.35%	1.40%	1.39%
Net investment income	6.23% A	5.86%	7.31%	7.56% H	10.66% G, H	8.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,781	$ 28,854	$ 26,787	$ 13,920	$ 7,601	$ 6,010
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Income from Investment Operations
Net investment income E	.360	.670	.787	.706 H	1.024 G, H	.899
Net realized and unrealized gain (loss)	.222	.708	2.057	.346 H	(.435) G, H	.385
Total from investment operations	.582	1.378	2.844	1.052	.589	1.284
Distributions from net investment income	(.333)	(.700)	(.824)	(.752)	(1.029)	(.942)
Distributions in excess of net investment income	-	-	-	-	-	(.212)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.623)	(.920)	(.824)	(.752)	(1.029)	(1.154)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.10	$ 12.14	$ 11.68	$ 9.66	$ 9.36	$ 9.80
Total Return B, C, D	4.99%	12.35%	30.22%	11.70%	6.25%	13.64%
Ratios to Average Net Assets F
Expenses before expense reductions	1.44% A	1.44%	1.43%	1.47%	1.53%	1.46%
Expenses net of voluntary waivers, if any	1.22% A	1.44%	1.43%	1.47%	1.50%	1.46%
Expenses net of all reductions	1.22% A	1.44%	1.43%	1.46%	1.50%	1.45%
Net investment income	6.13% A	5.76%	7.20%	7.46% H	10.56% G,H	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,357	$ 89,784	$ 82,811	$ 57,154	$ 46,740	$ 49,125
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Income from Investment Operations
Net investment income E	.324	.595	.719	.646 H	.968 G, H	.835
Net realized and unrealized gain (loss)	.229	.712	2.071	.352 H	(.433) G, H	.383
Total from investment operations	.553	1.307	2.790	.998	.535	1.218
Distributions from net investment income	(.294)	(.619)	(.750)	(.688)	(.965)	(.888)
Distributions in excess of net investment income	-	-	-	-	-	(.200)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.584)	(.839)	(.750)	(.688)	(.965)	(1.088)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.21	$ 12.24	$ 11.77	$ 9.73	$ 9.42	$ 9.85
Total Return B, C, D	4.69%	11.56%	29.34%	10.99%	5.62%	12.83%
Ratios to Average Net Assets F
Expenses before expense reductions	2.16% A	2.13%	2.09%	2.13%	2.22%	2.14%
Expenses net of voluntary waivers, if any	1.88% A	2.13%	2.09%	2.13%	2.15%	2.14%
Expenses net of all reductions	1.88% A	2.13%	2.09%	2.12%	2.15%	2.12%
Net investment income	5.47% A	5.07%	6.53%	6.79% H	9.91% G, H	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,389	$ 27,238	$ 30,088	$ 20,903	$ 15,736	$ 18,637
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Income from Investment Operations
Net investment income E	.317	.585	.709	.633 H	.954 G, H	.821
Net realized and unrealized gain (loss)	.231	.715	2.060	.355 H	(.438) G, H	.395
Total from investment operations	.548	1.300	2.769	.988	.516	1.216
Distributions from net investment income	(.289)	(.612)	(.739)	(.678)	(.956)	(.878)
Distributions in excess of net investment income	-	-	-	-	-	(.198)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.579)	(.832)	(.739)	(.678)	(.956)	(1.076)
Redemption fees added to paid in capital E	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.18	$ 12.21	$ 11.74	$ 9.71	$ 9.40	$ 9.84
Total Return B, C, D	4.66%	11.53%	29.18%	10.90%	5.43%	12.84%
Ratios to Average Net Assets F
Expenses before expense reductions	2.22% A	2.19%	2.19%	2.24%	2.32%	2.25%
Expenses net of voluntary waivers, if any	1.97% A	2.19%	2.19%	2.24%	2.25%	2.25%
Expenses net of all reductions	1.97% A	2.19%	2.19%	2.23%	2.25%	2.24%
Net investment income	5.38% A	5.01%	6.43%	6.69% H	9.81% G, H	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,515	$ 14,606	$ 12,516	$ 6,641	$ 3,411	$ 3,157
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Income from Investment Operations
Net investment income D	.371	.712	.820	.736 G	1.048 F, G	.928
Net realized and unrealized gain (loss)	.228	.694	2.045	.352 G	(.437) F, G	.392
Total from investment operations	.599	1.406	2.865	1.088	.611	1.320
Distributions from net investment income	(.350)	(.748)	(.865)	(.788)	(1.061)	(.972)
Distributions in excess of net investment income	-	-	-	-	-	(.218)
Distributions from net realized gain	(.290)	(.220)	-	-	-	-
Total distributions	(.640)	(.968)	(.865)	(.788)	(1.061)	(1.190)
Redemption fees added to paid in capital D	.001	.002	-	-	-	-
Net asset value, end of period	$ 12.00	$ 12.04	$ 11.60	$ 9.60	$ 9.30	$ 9.75
Total Return B, C	5.17%	12.72%	30.69%	12.21%	6.53%	14.11%
Ratios to Average Net Assets E
Expenses before expense reductions	1.06% A	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of voluntary waivers, if any	.95% A	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of all reductions	.95% A	1.03%	1.06%	1.08%	1.17%	1.11%
Net investment income	6.40% A	6.17%	7.56%	7.83% G	10.89% F, G	9.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,308	$ 12,924	$ 10,993	$ 8,386	$ 7,028	$ 6,754
Portfolio turnover rate	264% A	238%	260%	222%	271%	293%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,312,138
Unrealized depreciation	(1,433,991)
Net unrealized appreciation (depreciation)	$ 6,878,147
Cost for federal income tax purposes	$ 171,014,553

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $209,767,026 and $203,123,789, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 23,537	$ 168
Class T	0%	.25%	107,990	223
Class B	.65%	.25%	121,523	88,148
Class C	.75%	.25%	78,444	19,934
			$ 331,494	$ 108,473

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,501
Class T	8,303
Class B *	29,473
Class C *	1,194
$ 62,471

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 46,909	.30 *
Class T	119,311	.28 *
Class B	46,095	.34 *
Class C	23,220	.30 *
Institutional Class	10,532	.14 *
	$ 246,067

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $95,923 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.40% - 1.10%*	$ 37,570
Class T	1.50% - 1.20%*	94,529
Class B	2.15% - 1.85%*	38,174
Class C	2.25% - 1.95%*	19,316
Institutional Class	1.25% - .95%*	7,959
		$ 197,548

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $750 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,112.

Semiannual Report

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ 894,783	$ 1,636,004
Class T	2,430,311	5,018,131
Class B	665,174	1,468,758
Class C	380,331	713,748
Institutional Class	437,686	748,073
Total	$ 4,808,285	$ 9,584,714
From net realized gain
Class A	$ 715,232	$ 515,470
Class T	2,152,431	1,592,837
Class B	646,407	480,548
Class C	362,082	258,210
Institutional Class	355,035	230,301
Total	$ 4,231,187	$ 3,077,366

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	715,755	1,510,764	$ 8,523,543	$ 17,725,953
Reinvestment of distributions	115,939	154,955	1,383,498	1,830,565
Shares redeemed	(254,141)	(1,582,478)	(2,995,875)	(18,254,610)
Net increase (decrease)	577,553	83,241	$ 6,911,166	$ 1,301,908
Class T
Shares sold	1,047,668	2,875,509	$ 12,384,556	$ 33,458,189
Reinvestment of distributions	355,216	514,849	4,229,443	6,065,232
Shares redeemed	(1,664,617)	(3,081,142)	(19,558,374)	(35,341,114)
Net increase (decrease)	(261,733)	309,216	$ (2,944,375)	$ 4,182,307
Class B
Shares sold	281,567	502,500	$ 3,371,390	$ 5,929,589
Reinvestment of distributions	88,985	130,399	1,069,198	1,548,779
Shares redeemed	(352,770)	(962,985)	(4,206,191)	(11,071,134)
Net increase (decrease)	17,782	(330,086)	$ 234,397	$ (3,592,766)
Class C
Shares sold	290,489	546,717	$ 3,472,180	$ 6,424,102
Reinvestment of distributions	48,777	61,717	584,563	732,776
Shares redeemed	(179,508)	(477,712)	(2,134,661)	(5,473,363)
Net increase (decrease)	159,758	130,722	$ 1,922,082	$ 1,683,515
Institutional Class
Shares sold	336,277	244,377	$ 3,983,916	$ 2,843,978
Reinvestment of distributions	44,884	62,861	530,161	734,483
Shares redeemed	(95,684)	(181,844)	(1,118,244)	(2,085,766)
Net increase (decrease)	285,477	125,394	$ 3,395,833	$ 1,492,695

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Emerging Markets Income Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the relative investment performance of Institutional Class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 50% would mean that 50% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

The Board noted that the fund's management fee ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2004. The Board considered that, with the fund's emphasis on emerging markets, the fund has a narrower investment focus than most of the funds in the Total Mapped Group, which includes international and global bond funds in addition to emerging market debt funds. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the "small-fund fee reductions"). The Board considered that, if the small-fund fee reductions had been in effect in 2004, the total expenses of each of Class A, Class B and Class T would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in each case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-USAN-0805
1.787774.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005